Cover	Aug. 25, 2022
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	AMENDMENT NO. 2
Document Period End Date	Aug. 25, 2022
Current Fiscal Year End Date	--09-30
Entity File Number	333-169805
Entity Registrant Name	KUN PENG INTERNATIONAL LTD
Entity Central Index Key	0001502557
Entity Tax Identification Number	32-0538640
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	1F, Building 3, No. 1001 Huihe South Street,
Entity Address, Address Line Two	Banbidian Village
Entity Address, Address Line Three	Gaobeidian Town, Chaoyang District
Entity Address, City or Town	Beijing
Entity Address, Country	CN
Entity Address, Postal Zip Code	100025
City Area Code	+86
Local Phone Number	1087227012
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	true